Note 6 - Property and Equipment	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	PROPERTY AND EQUIPMENT

	Computer and O ffice E quipment	Leasehold Improvements	Total
Cost, January 1, 2019	$97,875	$33,180	$131,055
Additions	450	-	450
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(517)	-	(517)
Cost, June 30, 2019	$85,682	33,180	$118,862
Effect of foreign exchange	(854)	-	(854)
Cost, December 31, 2019	$84,828	$33,180	$118,008
Effect of foreign exchange	614	-	614
Cost, June 30 , 20 20	$85,442	$33,180	$118,622

Accumulated depreciation, January 1, 2019	$66,278	$11,613	$77,891
Charge for the period	3,224	5,807	9,031
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(489)	-	(489)
Accumulated depreciation, June 30, 2019	$56,887	$17,420	$74,307
Charge for the period	3,371	5,806	9,177
Effect of foreign exchange	(691)	-	(691)
Accumulated depreciation, December 31, 2019	$59,567	$23,226	$82,793
Charge for the period	2,643	4,266	6,909
Effect of foreign exchange	588	-	588
Accumulated depreciation, June 30, 2020	$62,798	$27,492	$90,290

Net book value, December 31, 2019	$25,261	$9,954	$35,215
Net book value, June 30 , 20 20	$22,644	$5,688	$28,332